Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

 Februrary 1, 2017

Via EDGAR

EDGAR Operations Branch
 Division of Investment Management
 Securities and Exchange Commission
 450 Fifth Street, NW
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 Post-Effective Amendment No. 511 to Registration Statement
 No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 511 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on January 25, 2017.

If you have any questions or would like further information, please call Brian Montana at (617) 210-3662.

Sincerely,

/s/ Brian Montana

Brian Montana
 Senior Counsel

APPENDIX A

Funds Trust

Wells Fargo Diversified Capital Builder Fund
 Wells Fargo Diversified Income Builder Fund
 Wells Fargo Index Asset Allocation Fund